Concentration of credit risks (Details Narrative) - IoT	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Multinational Electronics Contract Manufacturing Company | Revenue
Concentration Risk [Line Items]
Concentration risk	14.00%	10.00%	18.00%
Multinational Electronics Contract Manufacturing Company | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk	30.00%	13.00%
International Equipment and Software Manufacturer | Revenue
Concentration Risk [Line Items]
Concentration risk	5.00%	8.00%	9.00%
International Equipment and Software Manufacturer | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk	11.00%	0.00%